Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests
Equity - at Dec. 31, 2011	$ 20,236	$ 20,138	$ 48,129	$ 104,857	$ (110,963)	$ (21,885)	$ 97
Net income plus other comprehensive income/(loss)
Net income	16,604	16,604		16,604
Other comprehensive income/(loss)	(3,874)	(3,874)				(3,874)
Total comprehensive income/(loss)	12,731	12,731
Cash dividends paid - common stock	(3,773)	(3,773)		(3,773)
Common stock under employee plans (Shares - 7,687,026, 9,961,389 and 15,091,320 for 2014, 2013 and 2012, respectively	1,532	1,532	1,532
Purchases (Shares - 1,313,569, 1,666,069 and 2,406,007) and sales (Shares - 1,264,232, 1,849,883 and 2,746,169) of the treasury stock under employee plans - net, for 2014, 2013 and 2012 respectively)	(208)	(208)		(48)	(160)
Other treasury shares purchased, not retired (Shares - 71,504,867, 73,121,942 and 61,246,371 for 2014, 2013 and 2012, respectively)	(12,008)	(12,008)			(12,008)
Changes in other equity	448	448	448
Changes in noncontrolling interests	27						27
Equity - at Dec. 31, 2012	18,984	18,860	50,110	117,641	(123,131)	(25,759)	124
Net income plus other comprehensive income/(loss)
Net income	16,483	16,483		16,483
Other comprehensive income/(loss)	4,157	4,157				4,157
Total comprehensive income/(loss)	20,641	20,641
Cash dividends paid - common stock	(4,058)	(4,058)		(4,058)
Common stock under employee plans (Shares - 7,687,026, 9,961,389 and 15,091,320 for 2014, 2013 and 2012, respectively	1,216	1,216	1,216
Purchases (Shares - 1,313,569, 1,666,069 and 2,406,007) and sales (Shares - 1,264,232, 1,849,883 and 2,746,169) of the treasury stock under employee plans - net, for 2014, 2013 and 2012 respectively)	(142)	(142)		(25)	(117)
Other treasury shares purchased, not retired (Shares - 71,504,867, 73,121,942 and 61,246,371 for 2014, 2013 and 2012, respectively)	(13,993)	(13,993)			(13,993)
Changes in other equity	268	268	268
Changes in noncontrolling interests	13						13
Equity - at Dec. 31, 2013	22,929	22,792	51,594	130,042	(137,242)	(21,602)	137
Net income plus other comprehensive income/(loss)
Net income	12,022	12,022		12,022
Other comprehensive income/(loss)	(6,274)	(6,274)				(6,274)
Total comprehensive income/(loss)	5,748	5,748
Cash dividends paid - common stock	(4,265)	(4,265)		(4,265)
Common stock under employee plans (Shares - 7,687,026, 9,961,389 and 15,091,320 for 2014, 2013 and 2012, respectively	977	977	977
Purchases (Shares - 1,313,569, 1,666,069 and 2,406,007) and sales (Shares - 1,264,232, 1,849,883 and 2,746,169) of the treasury stock under employee plans - net, for 2014, 2013 and 2012 respectively)	(85)	(85)		(6)	(79)
Other treasury shares purchased, not retired (Shares - 71,504,867, 73,121,942 and 61,246,371 for 2014, 2013 and 2012, respectively)	(13,395)	(13,395)			(13,395)
Changes in other equity	95	95	95
Changes in noncontrolling interests	8						8
Equity - at Dec. 31, 2014	$ 12,014	$ 11,868	$ 52,666	$ 137,793	$ (150,715)	$ (27,875)	$ 146